Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Summary of cash and cash equivalents

	2018		2017		2016
Short-term investments	Ps.	4,796,554	Ps.	5,982,314	Ps.	4,433,559
Cash in banks		1,061,150		963,162		2,632,878
Cash on hand		5,238		5,403		4,814
Total cash and cash equivalents	Ps.	5,862,942	Ps.	6,950,879	Ps.	7,071,251